Share-based compensation plans	12 Months Ended
Dec. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based compensation plans
25.

Share-based compensation plans
The Company has the following plans:
A.

Stock option plan
The Company has established a stock option plan under which options to purchase common shares may be granted to employees of Cameco. Options granted under the stock option plan have an exercise price of not less than the closing price quoted on the Toronto

Stock Exchange (TSX) for the common shares of Cameco on the trading day prior to the date on which the option is granted. The options carry vesting periods of one to
three years , and expire eight years

from the date granted.

The aggregate number of common shares that may be issued pursuant to the Cameco stock option plan shall not exceed
43,017,198

of which
30,538,777

shares have been issued.
Stock option transactions for the respective years were as follows:
(Number of options) 2022 2021
Beginning of year 3,458,001 6,158,539
Options granted - -
Options forfeited - (18,005)
Options expired (2,475) (886,009)
Options exercised [note 17] (401,955) (1,796,524)
End of year 3,053,571 3,458,001
Exercisable 3,053,571 3,162,415
Weighted average share prices were as follows:
2022 2021
Beginning of year $16.72 $16.98
Options granted - -
Options forfeited - 26.08
Options expired 26.81 22.05
Options exercised

23.96 14.90
End of year $15.75 $16.72
Exercisable $15.75 $16.85
The weighted average share price at the dates of exercise during 2022 was $ 23.96 per share (2021 - $
22.09 ).
Total

options outstanding and exercisable at December 31, 2022 were as follows:
Options outstanding Options exercisable
Option price per share Number
Weighted
average
remaining
life
Weighted
average
exercisable
price Number
Weighted
average
exercisable
price
$ 11.32

-
15.83 1,772,271 3.2 $14.57 1,772,271 $14.57
$ 15.84

-
19.3 1,281,300 0.8 $17.39 1,281,300 $17.39
3,053,571 3,053,571
The foregoing options have expiry dates ranging from March 1, 2023 to February 28, 2027.
B.

Executive performance share unit (PSU)
The Company has established a PSU plan whereby it provides each plan participant an annual grant of PSUs in an amount determined by the board. Each PSU represents one phantom common share that entitles the participant to a payment of one
Cameco common share purchased on the open market, or cash with an equivalent market value, at the participant’s discretion provided they have met their ownership requirements, at the end of each three-year period if certain performance and vesting criteria have been met. The final value of the PSUs will be based on the value of Cameco common shares at the end of the three-year period and the number of PSUs that ultimately vest. During the vesting period, dividend equivalents accrue to the participants in the form of additional share units as of each normal cash dividend payment date of Cameco’s common shares.
Vesting of PSUs at the end of the three-year period is based on Cameco’s ability to meet its annual operating targets and whether the participating executive remains employed by Cameco at the end of the three-year
vesting period
. If the participant
elects a cash payout, the redemption amount will be based on the volume-weighted average trading price of Cameco’s common shares on March 1 or, if March 1 is not a trading day,

on the first trading day following March 1. As of December 31,
2022, the total number of PSUs held by the participants, after adjusting for forfeitures on retirement, was 1,255,255

(2021 -
1,495,709 ).
C.

Restricted share unit (RSU)
The Company has established an RSU plan whereby it provides each plan participant an annual grant of RSUs in an amount determined by the board. Each RSU represents one phantom common share that entitles the participant to a payment of one
Cameco common share purchased on the open market, or cash with an equivalent market value, at the board’s discretion.
The RSUs carry vesting periods of
one
to three years
, and the final value of the units will be based on the value of Cameco common shares at the end of the vesting periods. In addition, certain eligible participants have a single vesting date on the third anniversary of the date of the grant. These same participants, if they have met or are not subject to share ownership requirements, may elect to have their award paid as a lump sum cash amount. During the vesting period, dividend equivalents accrue to the participants in the form of additional share units as of each normal cash dividend payment date of Cameco’s common shares. As of December 31, 2022, the total number of RSUs held by the participants was 1,131,493

(2021 -
1,081,783 ).
D.

Phantom stock option
The Company has established a phantom stock option plan for eligible non-North American employees. Employees receive the equivalent value of shares in cash when exercised. Options granted under the phantom stock option plan have an award value equal to the closing price quoted on the TSX for the common shares of Cameco on the trading day prior to the date on which the option is granted. The options vest over three years and expire eight years from the date granted . As of
December 31, 2022, the number of options held by participating employees was 94,135

(2021 -
173,835 ) with exercise prices
ranging from $ 11.32

to $
19.30

per share (2021 - $
11.32

to $
26.81 ) and a weighted average exercise price of $ 12.55

(2021 -
$ 13.88 ).
E.

Phantom restricted share unit (PRSU)
The Company has established a PRSU plan whereby it provides non-North American employees an annual grant of PRSUs in an amount determined by the board. Each PRSU represents one phantom common share that entitles the participant to a payment of cash with an equivalent market value.
The PRSUs carry vesting periods of
one
to three years
, and the final value
of the units will be based on the value of Cameco common shares at the end of the vesting periods. In addition, certain eligible participants have a single vesting date on the third anniversary of the date of the grant. During the vesting period, dividend equivalents accrue to the participants in the form of additional share units as of each normal cash dividend payment date of
Cameco’s common shares. As of December 31, 2022, the total number of PRSUs held by the participants was 21,148

(2021 -
16,027 ).
F.

Employee share ownership plan
Cameco also has an employee share ownership plan, whereby both employee and Company contributions are used to purchase shares on the open market for employees. The Company’s contributions are expensed during the year of contribution. Under the plan, employees have the opportunity to participate in the program to a maximum of 6% of eligible earnings each year with Cameco matching the first 3% of employee-paid shares by 50%. Cameco contributes $1,000 of shares annually to each employee that is enrolled in the plan . Shares purchased with Company contributions and with dividends paid on such shares become unrestricted 12 months from the date on which such shares were purchased . At
December 31, 2022, there were 2,603

participants in the plan (2021 -
2,301 ). The total number of shares purchased in 2022
with Company contributions was 116,530

(2021 -
149,822 ). In 2022, the Company’s contributions totaled $ 3,541,000

(2021 -
$ 3,301,000 ).
G.

Deferred share unit (DSU)
Cameco offers a DSU plan to non-employee directors. A DSU is a notional unit that reflects the market value of a single common share of Cameco. 60% of each director’s annual retainer is paid in DSUs. In addition, on an annual basis, directors can elect to receive 25%, 50%, 75% or 100% of the remaining 40% of their annual retainer and any additional fees in the form of DSUs . If a director meets their ownership requirements, the director may elect to take 25%, 50%, 75% or 100% of their annual retainer and any fees in cash, with the balance, if any, to be paid in DSUs. Each DSU fully vests upon award . Dividend equivalents accrue to the participants in the form of additional share units as of each normal cash dividend payment date of
Cameco’s common shares. The DSUs will be redeemed for cash upon a director leaving the board. The redemption amount will be based upon the weighted average of the closing prices of the common shares of Cameco on the TSX for the last 20 trading days prior to the redemption date multiplied by the number of DSUs held by the director. As of December 31, 2022, the total number of DSUs held by participating directors was 547,304

(2021 -
579,362 ).
Equity-settled plans
Cameco records compensation expense under its equity-settled plans with an offsetting credit to contributed surplus, to reflect the estimated fair value of units granted to employees. During the year, the Company recognized the following expenses under these plans:
2022 2021
Employee share ownership plan $ 3,541 $ 3,301
Restricted share unit plan 3,273 2,933
Performance share unit plan (a) - 1,237
Stock option plan 45 366
Total $ 6,859 $ 7,837
(a)

There are
no

remaining PSUs whereby it is at the board’s discretion whether shares will be purchased on the open market or redeemed for cash with an equivalent market value.
Fair value measurement of equity-settled plans
The fair value of RSUs granted was determined based on their intrinsic value on the date of grant. Expected volatility was estimated by considering historic average share price volatility.
The inputs used in the measurement of the fair values at grant date of the equity-settled RSU plan were as follows:
Grant date
Mar 1/22
Number of options granted 129,910
Average strike price $31.17
Expected forfeitures 10%
Weighted average grant date fair values $31.17
Cash-settled plans
Cameco has recognized the following expenses under its cash-settled plans:
2022 2021
Performance share unit plan $ 11,221 $ 25,784
Restricted share unit plan 9,342 6,890
Deferred share unit plan 2,811 6,741
Phantom stock option plan 751 2,261
Phantom restricted share unit plan 244 163
Total $ 24,369 $ 41,839
At December 31, 2022, a liability of $ 59,577,000

(2021 - $
61,030,000 ) was included in the consolidated statement of financial position to recognize accrued but unpaid expenses for cash-settled plans.
Fair value measurement of cash-settled plans
The fair value of the units granted through the PSU plan was determined based on Monte Carlo simulation and projections of the non-market criteria. The fair value of RSUs and PRSUs granted was determined based on their intrinsic value on the date of grant. The phantom stock option plan was measured based on the Black-Scholes option-pricing model. Expected volatility is estimated by considering historic average share price volatility.
The inputs used in the measurement of the fair values of the cash-settled share-based payment plans at the March 1, 2022 grant date were as follows:
Phantom
PSU RSU RSU
Number of units 238,610 159,140 10,142
Expected vesting 92% - -
Expected dividend - - $0.08
Expected life of option 3

years
3

years
3

years
Expected forfeitures 9% 9% 7%
Weighted average measurement date fair values $31.17 $31.17 $31.17
The inputs used in the measurement of the fair values of the cash-settled share-based payment plans at the reporting date were as follows:
Phantom Phantom
stock options PSU RSU RSU
Number of units 94,135 1,255,255 815,098 21,148
Expected vesting - 72% - -
Average strike price $12.55 - - -
Expected dividend $0.12 - - $0.12
Expected volatility 53% - - -
Risk-free interest rate 3.8% - - -
Expected life of option 3

years
0.7

years
0.8

years
1.4

years
Expected forfeitures 7% 2% 8% 8%
Weighted average measurement date fair values $20.22 $30.69 $30.69 $30.69
In addition to these inputs, other features of the PSU grant were incorporated into the measurement of fair value. The non-
market criteria relating to realized selling prices and operating targets have been incorporated into the valuation at both grant and reporting date by reviewing prior history and corporate budgets.